EMPLOYEE BENEFIT PLANS: (Tables)	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS:
Schedule of amounts recognized in accumulated other comprehensive loss (pre-tax)

Prior service credit	$(626)
Net actuarial loss	8,255
Net amount recognized in accumulated other comprehensive loss	$7,629

Schedule of changes in accumulated postretirement benefit obligation

	December 31
	2011	2010
Benefit obligation, beginning of year	$20,689	$16,674
Service cost	831	696
Interest cost	1,117	958
Actuarial loss	3,898	2,714
Benefits paid	(427)	(353)
Benefit obligation, end of year	$26,108	$20,689

Schedule of net periodic postretirement benefit cost

	2011	2010	2009
Service cost—benefits attributed to service during the period	$831	$696	$704
Interest cost on the accumulated postretirement benefit obligation	1,117	958	853
Net amortization	501	128	140
Net periodic postretirement benefit cost	$2,449	$1,782	$1,697

Schedule of increasing or decreasing health care trend rates by one percentage point

	1% Increase	1% Decrease
Postretirement benefit obligation	$6,247	$(4,277)
Total of service and interest cost components	$484	$(320)